COMMITMENTS AND CONTINGENT LIABILITIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Research and Development Agreement [Member] USD ($)	Dec. 31, 2011 Research and Development Agreement [Member] USD ($)	Dec. 31, 2012 Overseas Marketing Fund Arrangement [Member] USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Outstanding contingent obligation					$ 3,316		$ 107
Royalty expenses					0	3
2013	105
2014	80
2015	51
Maximum breach of contract fees	37
Lease expenses	420		551	563
Damages sought	$ 43	149